LONG-TERM INVESTMENTS - Equity method investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 51,524		¥ 51,524
Xi'an JiangyuanAndike Ltd. ("JYADK")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	29.70%		29.70%
Equity investments with readily determinable fair value	¥ 10,496		¥ 12,468
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	5.15%		5.15%	5.15%	5.15%	5.41%	8.13%
Equity investments with readily determinable fair value	¥ 12,939		¥ 11,051
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%		20.00%
Equity investments with readily determinable fair value	¥ 179,231		¥ 167,044
Guangdong Hengjian Proton Medical Industry Co., Ltd ("Guangdong Hengjian")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	14.20%		14.20%
Equity investments with readily determinable fair value	¥ 86,315		¥ 86,493
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	99.99%	99.00%	0.00%
Equity investments with readily determinable fair value	¥ 45,005		¥ 0
Shanghai Changshengshu Management Co. LTD("Shanghai Changshengshu")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%		0.00%
Equity investments with readily determinable fair value	¥ 1,968		¥ 0
Guangzhou Yicheng Biological Immune Technology Co. LTD("Guangzhou Yicheng")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	30.00%		0.00%
Equity investments with readily determinable fair value	¥ 300		¥ 0
Equity interest owned by the group
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 336,254		¥ 277,056